NOTE PAYABLE (Tables)	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Note Payable Tables
Schedule of future maturities of debt	Future maturities

Year	Principal amount due

2015	30,458
2016	31,981
2017	33,580
2018	35,259
2019 thereafter	159,567
Total	$290,845

Future maturities

Year	Principle amount due

2014	$29,007
2015	30,458
2016	31,981
2017	33,580
2018	35,259
2019 thereafter	159,567
Total	$319,852